SEGMENT, CUSTOMER AND GEOGRAPHIC INFORMATION (Tables)	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment [Table Text Block]
b.	The following presents segment results of operations for the year ended December 31, 2015:

	Cellocator segment	MRM segment	RSA segment	Elimination	Total

Segments revenues	$19,489	$47,938	$40,498	$(7,001)	$100,924

Segments operating profit	$1,000	$3,848	$920	$297	$6,065

Segments tangible and intangible assets	$8,469	$24,836	$21,855	$1,803	$56,963

Depreciation, amortization and impairment expenses	$338	$3,067	$1,468	$-	$4,873

Expenditure for assets	$149	$1,647	$1,820	$-	$3,616

The following presents segment results of operations for the year ended December 31, 2014:

	Cellocator segment	MRM segment	RSA segment	Elimination	Total

Segments revenues	$24,063	$50,202	$39,085	$(8,060)	$105,290

Segments operating profit (loss)	$3,849	$3,276	$(498)	$(80)	$6,547

Segments tangible and intangible assets	$8,679	$26,385	$22,530	$4,406	$62,000

Depreciation, amortization and impairment expenses	$349	$2,004	$2,414	$-	$4,767

Expenditure for assets	$165	$2,553	$1,739	$-	$4,457

The following presents segment results of operations for the year ended December 31, 2013:

	Cellocator segment	MRM segment	RSA segment	Elimination	Total

Segments revenues	$24,268	$46,309	$35,681	$(8,401)	$97,857

Segments operating profit	$3,065	$4,385	$505	$(1,909)	$6,046

Segments tangible and intangible assets	$9,494	$30,075	$27,069	$5,400	$72,038

Depreciation, amortization and impairment expenses	$291	$1,580	$2,178	$-	$4,049

Expenditure for assets	$135	$1,260	$3,268	$-	$4,663

Schedule of Revenue from External Customers Attributed to Foreign Countries by Geographic Area [Table Text Block]
c.	Summary information about geographical areas:

		Year ended December 31,
		2015		2014	2013
1.	Revenues *):

	Israel		$66,844	$70,267	$68,735
	Latin America		7,601	7,471	8,904
	Brazil		7,173	10,669	2,666
	Argentina		4,617	3,990	4,852
	Europe		5,271	5,891	8,928
	Other		9,418	7,002	3,772
		$
			100,924	$105,290	$97,857

*) Revenues are attributed to geographic areas based on the location of the end customers.

Schedule of Disclosure on Geographic Areas, Long-Lived Assets in Individual Foreign Countries by Country [Table Text Block]
		December 31,
		2015	2014	2013
2.	Long-lived assets:

	Israel	$6,684	$6,692	$9,793
	Argentina	659	952	1,143
	Mexico	335	465	449
	Brazil	1,275	2,481	2,582
	South Africa	436	513	-
	Other	5	6	8

		$9,394	$11,109	$13,975